Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives	The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2024			31 December 2023
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	13,170	91	97	12,927	92	217
Interest rate contracts(1)	25,892	326	549	28,351	389	583
Equity and credit contracts	727	141	19	765	133	20
Total derivatives held for trading	39,789	558	665	42,043	614	820

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,398	40	1	1,145	29	2
Interest rate contracts	137,260	1,101	488	107,540	1,275	839
	138,658	1,141	489	108,685	1,304	841
Designated as cash flow hedges:
Exchange rate contracts	20,544	729	288	21,618	1,008	289
Interest rate contracts(1)	62,615	468	1,064	50,896	553	915
	83,159	1,197	1,352	72,514	1,561	1,204
Total derivatives held for hedging	221,817	2,338	1,841	181,199	2,865	2,045
Derivative netting(2)	—	(1,765)	(1,765)	—	(2,047)	(2,047)
Total derivatives	261,606	1,131	741	223,242	1,432	818
(1)Interest rate contracts include inflation rate contracts.
(2)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£682m (2023: £472m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £1m (2023: £12m).